Application of New Standards, Amendments and Interpretations - Summary of Effective Dates for Amendments with Significant Impact on Group (Details)	12 Months Ended
Dec. 31, 2018
Amendments to IFRS 9, ‘Prepayment Features with Negative Compensation and Modifications of Financial Liabilities'
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2019
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture'
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	To be determined by IASB
IFRS 17, ‘Insurance Contracts’
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2021
Amendments to IAS 19, ‘Plan Amendment, Curtailment or Settlement'
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2019
Amendments to IAS 28, ‘Long-term Interests in Associates and Joint Ventures'
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2019
IFRIC 23, ‘Uncertainty over Income Tax Treatments’
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2019
Annual improvements 2015–2017 cycle
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2019
Amendments to IFRS 3, ‘Definition of a business’
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2020
Amendment to IAS 1 and IAS 8, ‘Disclosure Initiative- Definition of Material'
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Effective Date by International Accounting Standards Board (“IASB”)	Jan. 01, 2020